Loss Per Share - Calculation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (5,304,082)	$ (812,888)	¥ (11,295,652)	¥ (9,638,979)
Accretion on convertible redeemable preferred shares to redemption value | ¥	0		0	13,667,291
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(47,766)	(126,590)	(63,297)
Net loss attributable to non-controlling interests	4,962	760	9,141	41,705
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (5,610,790)	$ (859,894)	¥ (11,413,101)	¥ (23,327,862)
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted | shares	1,182,660,948	1,182,660,948	1,029,931,705	332,153,211
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc. | (per share)	¥ (4.74)	$ (0.73)	¥ (11.08)	¥ (70.23)